Other receivables and assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other receivables and assets
Prepayments for inventories	¥ 4,002,491	¥ 1,222,785
Prepaid income tax	695,156	133,090
Others	436,411	335,189
Subtotal of prepayments	5,134,058	1,691,064
Less: Loss allowance	2,638	2,638
Total prepayments, net	5,131,420	1,688,426
Ifrs Dividends Receivable	206,539	50,000
Receivables from sales of fuel	179,712	249,852
Others (Note i)	3,362,070	2,222,593
Subtotal of other receivables	3,748,321	2,522,445
Less: Loss allowance	220,826	187,675
Total other receivables, net	3,527,495	2,334,770
VAT recoverable	5,109,848	2,428,315
Finance lease receivables (Note 40)	550,594	478,666
Designated loan to a joint venture	75,100	304,306
Others	369,090	138,209
Subtotal other assets	6,104,632	3,349,496
Less: Loss allowance	64,615	64,615
Total other assets, net	6,040,017	3,284,881
Gross total	14,987,011	7,563,005
Net total	¥ 14,698,932	¥ 7,308,077